General and administration	12 Months Ended
Dec. 31, 2022
General and administration
General and administration	12. General and administration

The Company’s general and administrative expenses incurred for the years ended December 31, 2022 and 2021 are as follows:

	December 31, 2022	December 31, 2021
	$	$
Corporate administration	1,397,608	1,274,192
Nasdaq listing costs	358,314	-
Professional fees	440,576	663,722
Salaries and benefits	2,471,626	2,317,718
Depreciation	183,539	183,540

	4,851,663	4,439,172